Summary of Significant Accounting Policies (Details) - Schedule of Revenue Type of Customers - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Disaggregation of revenues		$ 21,141,677	$ 30,616,040	$ 31,606,067
Industrial waste industry [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenues		18,307,063	21,680,006	21,217,538
Municipal waste industry [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenues		2,474,619	4,378,853	9,007,617
Others [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenues	[1]	359,995	4,557,181	1,380,912
Equipment sales [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenues		16,947,434	26,739,104	26,725,849
Accessories and supplies sales [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenues		3,140,510	2,629,209	3,643,192
Warranty Service [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenues		$ 1,053,733	$ 1,247,727	$ 1,237,026

[1]	Other customers included manufacturers, medical disposal companies, commercial trading companies, and environmental technology companies, etc.